Basis of preparation (Details 1) - USD ($) $ in Thousands	Feb. 28, 2023	Aug. 31, 2022
IfrsStatementLineItems [Line Items]
Amounts receivable	$ 2,269	$ 2,540
Reported [Member]
IfrsStatementLineItems [Line Items]
Amounts receivable		40
Other receivables		2,500
Revision of Prior Period, Reclassification, Adjustment [Member]
IfrsStatementLineItems [Line Items]
Amounts receivable		2,500
Other receivables		(2,500)
Currently stated [member]
IfrsStatementLineItems [Line Items]
Amounts receivable		2,540
Other receivables